Reinhart International PMV Fund
Schedule of Investments
as of February 29, 2024 (Unaudited)

COMMON STOCKS - 97.2%	Shares	Value
Austria - 2.9%
BAWAG Group AG	840	$47,573

Canada - 10.7%
Boyd Group Services	150	35,204
CCL Industries - Class B	600	30,585
Constellation Software	12	33,409
Dollarama	200	15,471
Element Fleet Management	2,000	33,379
Granite Real Estate Investment Trust - REIT	600	31,862
		179,910

China - 5.0%
China Feihe	35,000	17,409
JD Logistics(a)	35,000	34,559
NetEase - ADR	300	32,376
		84,344

France - 11.7%
Capgemini SE	250	60,810
Edenred	1,200	59,381
Elis SA	1,200	27,410
La Francaise des Jeux SAEM	1,100	46,092
		193,693

Germany - 2.8%
CTS Eventim AG	600	47,251

Ireland - 2.6%
Bank of Ireland Group plc	5,000	43,665

Israel - 2.2%
Sapiens International Corp. NV	1,200	36,924

Italy - 2.6%
Buzzi Unicem SpA	1,260	42,576

Japan - 6.6%
Hoya	200	26,107
Mercari(a)	3,400	46,523
Sanwa Holdings Corp.	2,000	35,499
		108,129

Luxembourg - 3.0%
B&M European Value Retail SA	7,500	49,884

Mexico - 2.5%
Bolsa Mexicana de Valores SAB de CV	19,000	41,134

Netherlands - 2.8%
Euronext NV	500	46,080

Portugal - 3.5%
Jeronimo Martins SGPS SA	2,400	57,469

Republic of Korea - 2.9%
Coway	1,200	48,843

Spain - 2.9%
Aena SME SA	250	47,497

Sweden - 3.2%
Svenska Handelsbanken AB - Class A	4,400	52,623

Taiwan, Province of China - 7.5%
Silicon Motion Technology - ADR	935	66,188
Taiwan Semiconductor Manufacturing - ADR	450	57,902
		124,090

United Kingdom - 12.0%
Compass Group plc	1,200	32,927
Endava plc - ADR(a)	530	19,700
International Distributions Services plc(a)	10,000	30,561
London Stock Exchange Group plc	400	44,926
Nomad Foods	1,500	27,645
UNITE Group plc - REIT	3,600	43,714
		199,473

United States - 7.7%
Booking Holdings(a)	10	34,688
Cushman & Wakefield plc(a)	4,200	41,958
Euronet Worldwide(a)	480	52,532
		129,178

Vietnam - 2.1%
Vietnam Dairy Products JSC	12,200	35,662
TOTAL COMMON STOCKS (Cost $1,441,568)		1,615,998

WARRANTS - 0.0%(b)	Contracts	Value
Canada - 0.0%(b)
Constellation Software, Expires 03/31/2040, Exercise Price $0.00(a)(c)	20	0
TOTAL WARRANTS (Cost $0)		0

SHORT-TERM INVESTMENTS - 4.9%
United States - 4.9%	Shares
First American Treasury Obligations Fund - Class X, 5.23%(d)	81,425	81,425
TOTAL SHORT-TERM INVESTMENTS (Cost $81,425)		81,425

TOTAL INVESTMENTS - 102.1% (Cost $1,522,993)		$1,697,423
Liabilities in Excess of Other Assets - (2.1)%		(34,716)
TOTAL NET ASSETS - 100.0%		$1,662,707

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT – Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of February 29, 2024.

(d)	The rate shown represents the 7-day effective yield as of February 29, 2024.

Investment Valuation

Each equity security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

Fund securities, including common stocks, preferred stocks and exchange traded funds, listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If, on a particular day, an exchange-listed or NASDAQ security does not trade, then: (i) the security is valued at the mean between the most recent quoted bid and asked prices at the close of the exchange on such day; or (ii) the security is valued at the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and the over-the-counter markets as published by an approved independent pricing service (“Pricing Service”).

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Foreign securities are traded on foreign exchanges which typically close before the close of business on each day on which the NYSE is open. Each security trading on these exchanges may be valued utilizing a systematic fair valuation model provided by a pricing service. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close and are classified as Level 2 securities. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time.

Redeemable securities issued by open-end, registered investment companies, including money market mutual funds, are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under procedures, subject to oversight by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Adviser will regularly evaluate whether the Fund's fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures.

The Trust has adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures,” which requires the Fund to classify its securities based on a valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 29, 2024:

Reinhart International PMV Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$590,956	$1,025,042	$–	$1,615,998
Short-Term Investment	81,425	–	–	81,425
Total Investments	$672,381	$1,025,042	$–	$1,697,423

Refer to the Schedule of Investments for industry classifications.

Sector Classification as of February 29, 2024
(% of Net Assets)
Financials	$387,914	23.4%
Information Technology	274,933	16.6
Consumer Discretionary	274,428	16.5
Industrials	244,109	14.7
Consumer Staples	138,185	8.3
Real Estate	117,534	7.0
Communication Services	79,627	4.7
Materials	73,161	4.4
Health Care	26,107	1.6
Money Market Funds	81,425	4.9
Liabilities in Excess of Other Assets	(34,716)	(2.1)
	1,662,707	100.0%